Equipment (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Depreciation, Depletion And Amortization, Property, Plant, And Equipment		$ (48,636)	$ (47,895)
Property, Plant And Equipment, Net	$ 448	632	1,373
Property, Plant And Equipment, Gross		49,268	49,268
Computer Equipment [Member]
Property, Plant And Equipment, Gross		17,080	17,080
Software licenses
Property, Plant And Equipment, Gross		$ 32,188	$ 32,188